SHAREHOLDERS' EQUITY (Details) - Stock options outstanding not granted under the 2003 or the 2010 Share Plan (USD $)		12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013 Range Of Exercise Prices 0. 195 To 0. 235 [Member] 2003 and 2010 Plan [Member]	Oct. 31, 2013 2003 and 2010 Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding not granted under the 2003 or the 2010 Share Plan [Line Items]
Options Outstanding, Number	0	44,500,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)		8 years 332 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 0.22
Options Exercisable, Number		16,305,557
Options Exercisable,Weighted Average Remaining Contractual Life (in years)		8 years 335 days
Options Exercisable,Weighted Average Exercise Price (in Dollars per share)		$ 0.22